INTERIM CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common stock [Member]	Preferred stock [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]
Balance at Dec. 31, 2012	$ 244,021	$ 100	$ 44	$ 21,828		$ 222,049
Balance, shares at Dec. 31, 2012		37,303,298	16,602,292
Conversion of preferred shares into ordinary shares		44	(44)
Conversion of preferred shares into ordinary shares, shares		16,602,292	(16,602,292)
Stock-based compensation	13,220			13,220
Exercise of stock options	850	3		847
Exercise of stock options, shares		847,992
Net income for the year/period	28,613					28,613
Dividend paid upon consummation of the spin-off	(65,009)					(65,009)
Dividend in-kind upon consummation of the spin-off	(211,668)			(26,015)		(185,653)
Balance at Dec. 31, 2013	10,027	147		9,880
Balance, shares at Dec. 31, 2013	54,753,582	54,753,582
Acquisition of Perion Network Ltd.	165,795	36		165,759
Acquisition of Perion Network Ltd., shares		12,524,000
Acquisition related expenses paid by the shareholders	3,060			3,060
Additional contribution by shareholders	1,803			1,803
Stock-based compensation	8,309			8,309
Exercise of stock options	1,139	4		1,135
Exercise of stock options, shares	1,173,144	1,173,144
Net change in other comprehensive income	62				62
Net income for the year/period	31,503					31,503
Balance at Jun. 30, 2014	$ 221,698	$ 187		$ 189,946	$ 62	$ 31,503
Balance, shares at Jun. 30, 2014	68,450,726	68,450,726